Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
November 30, 2021
HOU-NPRT3-0122
1.810672.117
Common Stocks - 99.1%
	Shares	Value ($)
Building Products - 19.8%
Building Products - 19.8%
Advanced Drain Systems, Inc.	52,400	6,482,404
Apogee Enterprises, Inc. (a)	146,100	6,033,930
Builders FirstSource, Inc. (b)	326,235	22,653,758
Carrier Global Corp.	239,700	12,972,564
Johnson Controls International PLC	433,151	32,382,369
Masco Corp.	277,000	18,254,300
Resideo Technologies, Inc. (b)	141,100	3,681,299
Simpson Manufacturing Co. Ltd.	74,900	8,640,464
The AZEK Co., Inc. (b)	136,500	5,353,530
Trane Technologies PLC	91,600	17,097,140
UFP Industries, Inc.	108,826	9,063,029
		142,614,787
Chemicals - 1.1%
Specialty Chemicals - 1.1%
PPG Industries, Inc.	21,200	3,268,404
Sherwin-Williams Co.	14,300	4,736,732
		8,005,136
Construction & Engineering - 6.4%
Construction & Engineering - 6.4%
Comfort Systems U.S.A., Inc.	49,429	4,689,329
EMCOR Group, Inc.	40,470	4,829,690
Fluor Corp. (b)	203,300	4,494,963
Granite Construction, Inc. (a)	154,118	5,992,108
Quanta Services, Inc.	76,699	8,726,812
Willscot Mobile Mini Holdings (b)	454,850	17,325,237
		46,058,139
Construction Materials - 4.2%
Construction Materials - 4.2%
Summit Materials, Inc. (a)(b)	126,214	4,707,782
Vulcan Materials Co.	134,376	25,751,817
		30,459,599
Equity Real Estate Investment Trusts (REITs) - 14.9%
Diversified REITs - 3.0%
Washington REIT (SBI)	865,100	21,800,520
Residential REITs - 10.3%
Equity Residential (SBI)	522,100	44,540,351
Invitation Homes, Inc.	726,500	29,379,660
		73,920,011
Specialized REITs - 1.6%
Lamar Advertising Co. Class A	102,382	11,186,257
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		106,906,788
Household Durables - 11.0%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	324,000	13,880,160
Homebuilding - 8.7%
Blu Investments LLC (b)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	60,156	5,877,241
Installed Building Products, Inc.	99,838	12,888,087
NVR, Inc. (b)	2,769	14,468,966
PulteGroup, Inc.	301,885	15,103,307
Toll Brothers, Inc.	225,300	14,299,791
		62,641,109
Household Appliances - 0.4%
Whirlpool Corp.	13,400	2,917,716
TOTAL HOUSEHOLD DURABLES		79,438,985
IT Services - 0.7%
Internet Services & Infrastructure - 0.7%
Cyxtera Technologies, Inc. (c)	200,000	1,982,000
Cyxtera Technologies, Inc.:
warrants 9/10/27 (b)	82,575	184,142
Class A (a)(b)	320,087	3,172,062
		5,338,204
Real Estate Management & Development - 0.9%
Diversified Real Estate Activities - 0.4%
The RMR Group, Inc.	95,060	3,105,610
Real Estate Services - 0.5%
Cushman & Wakefield PLC (b)	180,895	3,198,224
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,303,834
Specialty Retail - 38.2%
Home Improvement Retail - 37.4%
Floor & Decor Holdings, Inc. Class A (b)	132,600	17,093,466
Lowe's Companies, Inc.	501,195	122,587,285
The Home Depot, Inc.	323,390	129,553,269
		269,234,020
Homefurnishing Retail - 0.8%
Williams-Sonoma, Inc.	29,700	5,786,748
TOTAL SPECIALTY RETAIL		275,020,768
Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	270,203	13,485,832
TOTAL COMMON STOCKS (Cost $439,517,077)		713,632,072

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	8,376,593	8,378,268
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	3,340,466	3,340,800
TOTAL MONEY MARKET FUNDS (Cost $11,719,068)		11,719,068

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $451,236,145)	725,351,140
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,158,462)
NET ASSETS - 100.0%	720,192,678

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,985,717 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739
Cyxtera Technologies, Inc.	2/21/21	2,000,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,984,621	123,573,742	118,180,095	1,712	-	-	8,378,268	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	51,084,100	47,743,300	191,313	-	-	3,340,800	0.0%
Total	2,984,621	174,657,842	165,923,395	193,025	-	-	11,719,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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